Investments - Additional Information (Details) - A Place For Rover INC - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2020	Jul. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Investments [Line Items]
Fair Value				$ 0	$ 36,133,000
Other-than-temporary impairments recognized in accumulated other comprehensive income				$ 0	$ 0	$ 0
DogHero Ltd.
Schedule Of Investments [Line Items]
Business combination, consideration transferred		$ 3,000,000.0
Business combination, impairment loss		2,000,000.0
Reducing carrying amount of investment		$ 3,000,000.0
Sale of investment and call option	$ 2,900,000
Additional impairment loss during disposal of investment and related carrying value	$ 100,000
DogHero Ltd. | Online Marketplace for Pet Service | South America
Schedule Of Investments [Line Items]
Long-term investments			$ 5,000,000.0
Series C Preference Shares | DogHero Ltd.
Schedule Of Investments [Line Items]
Purchase of shares regarding equity method investments			$ 3,400,000
Percentage of fully diluted outstanding equity regarding equity method investments			17.00%
Period for purchase of remaining equity			2 years